PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of June 30, 2023 (unaudited) and March 31, 2023:

	June 30, 2023	March 31, 2023
	(unaudited)
Land	$140,000	$140,000
Buildings (39 years)	236,000	236,000
Machinery and equipment (3 to 10 years)	3,248,816	3,141,159
Total property and equipment	3,624,816	3,517,159
Accumulated depreciation and impairment	(352,502)	(265,727)
Property and equipment, net	$3,272,314	$3,251,432

Depreciation expense for the three months ended June 30, 2023 and 2022 was $86,775 and $20,030, respectively. Depreciation does not include items in fixed assets that are not in service.

NOTE 3: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022

Land	$140,000	$140,000
Buildings (39 years)	236,000	236,000
Machinery and equipment (3 to 10 years)	3,141,159	278,116
Total property and equipment	3,517,159	654,116
Accumulated depreciation and impairment	(265,727)	(57,652)
Property and equipment, net	$3,251,432	$596,464

Depreciation expense for the years ended March 31, 2023 and 2022 was $200,580 and $33,438, respectively. Depreciation does not include items in fixed assets that are not in service.